Exhibit 99.2

Unique Loan ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
30000111	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial GFE Missing [2] Initial TIL Missing
Finance charges under disclosed by $78.37 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose an e-doc fee of $50 and 2 courier fees of $15 each as prepaid finance charges.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
30000113	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Commitment Disclosure
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
[2]   State - Missing Right to Select Attorney Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
30000114	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Freedom to Choose Insurance Provider disclosure [2] Initial TIL Missing					B	B	B
30000115	3
[3]   TIL Missing
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Commitment Letter
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing signed Notice of Mortgage Broker Fee
 [2]   State - Missing Choice of Settlement Agent Disclosure
				YES		TR TIL Deficiency	B	B	B
30000119	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
				NO	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TNR Testing Not Required	D	D	D
30000120	1						A	A	A
30000121	2
[2]   State - Missing Credit Agreeement/Rate Lock
[2]   State - Missing Refinance Dislcosure
[2]   State - Missing Guaranty Terms Agreement
[2]   State - Missing Dual Status / Dual Capacity Disclosure
[2]   State - Missing required broker disclosure
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Right to Choose Insurance Provider
 [2]   State - Missing Tangible Net Benefit Disclosure
							B	B	B
30000122	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Application Addedum stating applicant, if married, may apply for a separate account
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing

Finance charges under disclosed by $340 which exceeds the $35 tolerance for refinance transactions. TIL itemization did not disclose a closing fee of $250, a courier fee of $65 or the wire fee of $25 as prepaid finance charges.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
30000123	2	[2] State - Missing Broker Compensation Disclosure [2] State - Missing Interest Rate Disclsoure [2] State - Missing Borrower's Choice of Attorney Disclosure					B	B	B
30000131	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
30000186	1						A	A	A
30000249	2
[2]   Initial TIL Missing
[2]   State - Missing Loan Commitment
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
 [2]   State - Missing MD Notice of Housing Counseling and Services disclosure
							B	B	B
30000270	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Notice to Purchaser-Mortgagor
Finance charges under disclosed by $124.32 which exceeds the $100 tolerance for purchase transactions. TIL itemization did not disclose a closing settlement fee of $30, a courier fee of $140, a wire fee of $35 and an escrow fee of $290 as prepaid finance charges. Also, TIL itemization over disclosed the appraisal fee of $375, the credit report fee of $11.50 and the doc prep fee of $250 as prepaid finance charges.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
30000271	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Anti-Coercion Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09)
Finance charges under disclosed by $5821.36 which exceeds the $35 tolerance for refinance transactions. Closing instructions indicate the Index used was 4.96%. The lowest Index available within the look-back period is 5.25188%.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
30000272	2	[2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing					B	B	B
30000273	3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Amortization Information Disclosure		NO		TNR Testing Not Required	B	B	B
30000274	2
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Guarantee Of Loan Program
[2]   State - Missing Home Buyers Property Tax Payment Option
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing Written Acknowledgement of Delivery of the Note
 [2]   State - Missing MD Notice of Housing Counseling and Services disclosure
							B	B	B
30000275	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Purchase Money Borrower Notification Dislcosure
[2]   State - Missing Broker Application Disclsoure
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Rate Lock Disclosure
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
 [2]   State - Missing Notice of Right to Cancel Private Mortgage Insurance
							B	B	B
30000276	2
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Lock In Agreement
[2]   State - Missing Initial Tax Authorization Notice
 [2]   HMDA-reportable rate spread (1/1/04-10/1/09)
							B	B	B
30000277	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial TIL Incomplete
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Finance Lender Information Disclosure
[2]   State - Missing Impound Authorization Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Notice to Cosigner
 [2]   State - Missing Waiver of Title Insurance Disclosure
							B	B	B
30000278	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Mising Illinois Mortgage Escrow Act Disclosure					B	B	B
30000279	2
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Loan Commitment
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Commercially Reasonable Means or Mechanism Worksheet / Ability to Repay
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Licensee Information or Affidavit of Exemption
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Net Tangible Benefit Worksheet
 [2]   State - Missing Written Acknowledgement of Delivery of the Note
							B	B	B
30000280	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
 [2]   State - Missing  Borrower's Choice of Attorney Disclosure
							B	B	B
30000281	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date					B	B	B
30000282	3
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Mortgage Consumer Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
 [2]   Initial TIL Date not within 3 days of Initial Application Date
			Finance charges under disclosed by $345.17 which exceeds the $100 tolerance for purchases transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
30000283	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
30000284	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
30000285	2	[2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] Initial GFE Missing					B	B	B
30000286	3	[3] HUD-1 Missing [2] State - Missing Waiver of Borrower's Rights [2] State - Missing Right to Select Attorney Disclosure [2] Initial GFE Missing		NO		TNR Testing Not Required	D	D	D
30000287	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Title Protection Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)
Finance charges under disclosed by $ 2,315.43 which exceeds the $35.00 tolerance for Refinance transactions. Closing instructions indicate the Index used was 4.93%. The lowest Index available in our look-back period is 4.98%.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
30000288	3
[3]   HUD-1 Missing
[3]   TIL Missing
[2]   Initial GFE Missing
[2]   Initial TIL Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Application Disclosure
[2]   State - Missing Commitment Disclosure
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
[2]   State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1
 [2]   State - Missing Right to Select Attorney Disclosure
				NO		TNR Testing Not Required	D	D	D
30000289	1						A	A	A
30000291	3
[3]   State Late Charge Not Standard
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Lock-In Agreement
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial TIL Missing
 [2]   Credit Score Disclosure Not Present
			Late charge fee of 5% exceeds the max allowed of 2% for the state XXX			Late Charge	C	C	C
30000292	3
[3]   HUD-1 Incomplete
[2]   Affiliated Business Doc Missing
[2]   State - Missing Rate Lock Disclosure
[2]   State - Missing Disclosure of Facts Material to the Borrower’s Decision, Rights or Interests
[2]   State - Missing Disclosure of Mortgage Loan Compensation
[2]   State - Missing Freedom of Choice Insurance Disclosure
[2]   State - Missing Rate Lock Agreement
[2]   State - Missing Disclosure of Loans that Borrower Qualifies For
[2]   State - Missing Mortgage Loan Summary
[2]   State - Missing Authorization for Lender to Obtain Insurance
[2]   State - Missing Application Disclosure Statement / Advance Fee Agreement
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
			Final HUD incomplete due to missing page #1.	NO		TNR Testing Not Required	C	C	C
30000293	2
[2]   Initial TIL Missing
[2]   State - Missing Commitment Letter
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Virginia Insurance Disclosure
 [2]   State - Missing Appraisal Notice
							B	B	B
30000294	2	[2] Initial TIL Missing					B	B	B
30000295	3
[3]   APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   State - Missing Commitment Disclosure
[2]   State - Missing Affidavit of Borrower Under Residential Mortgage Act
 [2]   State - Missing Right to Select Attorney Disclosure

APR under disclosed by .1614 which exceeds the .125 tolerance.
 Finance charges under disclosed by $ 8064.04 which exceeds the $100.00 tolerance for Purchase transactions. Closing instructions indicate the Index used was 3.32%. The closest Index available in our look-back period is  3.66%.
					APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
30000296	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $48.37 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
30000297	3
[3]   Missing RI "Prohibited Acts and Practices Disclosure Regarding All Home Loans"
[3]   Missing RI "Prohibited Acts and Practices Disclosure Regarding High Cost Home Loans"
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Notice of Choice of Insurance Agent Disclosure
[2]   State - Missing Title Insurance Disclsoure
[2]   State - Missing Notice Regarding Nonrefundability of Loan Fees
 [2]   State - Missing Application Disclosure
			RI "Prohibited Acts and Practices Disclosure Regarding High Cost Home Loans" not in file. RI "Prohibited Acts and Practices Disclosure Regarding All Home Loans" not in file.			State - NC	C	C	C
30000298	3
[3]   HUD-1 Incomplete
[2]   Affiliated Business Doc Missing
[2]   State - Missing Credit Agreeement/Rate Lock
[2]   State - Missing Refinance Dislcosure
[2]   State - Missing Guaranty Terms Agreement
[2]   State - Missing required broker disclosure
[2]   State - Missing Right to Choose Insurance Provider
 [2]   State - Missing Tangible Net Benefit Disclosure
			HUD incomplete due to missing place of settlement and the settlement agent information.	TESTED		TR Tested	B	B	B
30000299	2	[2] State - Missing Affidavit of Borrower Under Residential Mortgage Act					B	B	B
30000300	2	[2] State - Missing Title Insurance Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
30000301	3
[3]   TIL Missing
[3]   ROR Missing
[3]   HUD-1 Missing
[2]   Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Credit Agreeement/Rate Lock
[2]   State - Missing Refinance Dislcosure
[2]   State - Missing Guaranty Terms Agreement
[2]   State - Missing Dual Status / Dual Capacity Disclosure
[2]   State - Missing required broker disclosure
[2]   State - Missing Notice to Cosigner
[2]   State - Missing Right to Choose Insurance Provider
[2]   State - Missing Tangible Net Benefit Disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
				YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TR Indeterminable	D	D	D
30000302	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
30000303	3
[3]   Note Missing
[2]   State - Missing Mtg Lender Disclosures Required by Atty General Consumer Protection Regulations
 [2]   State - Missing Carbon Monoxide Detector Certification and Indemnification Agreement
				YES		TR Note Deficiency	D	D	D
30000304	2	[2] Initial GFE Missing [2] Credit Score Disclosure Not Present [2] Initial TIL Missing [2] State - Missing Application of Payments Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
30000391	1						A	A	A
30000392	3	[3] ROR Missing [3] Finance Charge underdisclosed >$35 for Refinance [3] HUD-1 Incomplete [2] State - Missing Information About Your Lender Notice [2] Initial GFE Missing [2] Initial TIL Missing
Final HUD incomplete due to line 1305 referencing an addendum page with additional charges. Unable to determine if all fees were tested.
 Final HUD incomplete due to line 1305 referencing an addendum page with additional fees, however, addendum page is missing, fees were captured.
				YES
ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

 Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						TR Indeterminable	D	D	D
30000393	2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					B	B	B
30000394	3
[3]   TIL Missing
[2]   State - Missing Consumer Credit Score Disclosure
[2]   State - Missing Fair Lending Notice
[2]   State - Missing Hazard Insurance Disclosure
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
[2]   State - Missing Interim Interest Disclosure
[2]   State - Missing Notice to Cosigner
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
				NO		TNR Testing Not Required	B	B	B
30000395	3
[3]   HUD1 Incomplete
[3]   Texas Section 50 ( a ) (6) violation
[2]   Initial TIL Missing
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Collateral Protection Insurance Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
 [2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement

HUD-1 Incomplete; Place of Settlement reflects XXX
 Texas Section 50 ( a ) (6) violation - Total points and fees ($3,172.52) exceeds TX Home Equity 3% fee cap ($2,949.14) by $223.38.  YSP included in 3% fee calculation. TX 3rd circuit court ruling (effective 1/8/10) invalidated Sections 153.1(11) and 153.5 (along with sections that reference definition of "interest" provided in the previously listed invalidated sections) which significantly reduces fees that can be excluded from 3% fee cap.  Pending TX Supreme Court Ruling, ruling currently only applies to loans with properties within the 3rd circuit.  Subject property for this loan is not located within the 3rd circuit but JCIII has adopted the more conservative 3rd circuit definition and tests TX home equity loans based on 3rd circuit 3% fee cap rules and will leave it to client's discretion to override exception.
				TESTED	A 50a6 violation may lead to forfeiture of all principal and interest. // ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	State - NC	C	C	C
30000396	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] State - Missing Right to Select Attorney Disclosure					B	B	B
30000407	3
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing MD Finance Agreement
[2]   State - Missing Loan Commitment
[2]   State - Missing Attorneys' Fees Disclosure
[2]   State - Missing MD Mandatory Arbitration Disclosure
[2]   State - Missing MD No Escrow Account Disclosure
[2]   State - Missing Right to Choose Attorney or Title Insurance Company
[2]   State - Missing Office of Finance, Treasury Division Finance Affidavit
[2]   State - Missing Written Acknowledgement of Delivery of the Note
[2]   State - Missing Credit Grantor Election
[2]   State - Missing MD Notice of Housing Counseling and Services disclosure
[2]   Initial GFE Missing
 [2]   Initial TIL Missing
			Finance charges under disclosed by $701.54 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
30000408	2	[2] State - Missing Guaranty Terms Agreement [2] State - Missing Right to Choose Insurance Provider [2] Initial TIL Missing					B	B	B
30000409	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Attorney/Insurance Preference Dislcosure [2] State - Missing Agency to Receive Borrower Complaints	Finance charges under disclosed by $1175.50 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
30000410	3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Commitment Letter
Finance charges under disclosed by $257.82 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a lender credit on line 206 of the HUD for $375 for a rate lock commitment fee. The HUD does not show a fee charged for a rate lock commitment, therefore, applied to non-APR fees first.
					Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	TILA SOL Expired	B	B	B
30000411	2
[2]   State - Missing Mortgage Loan Disclosure Statement (DRE)
[2]   State - Missing DRE Advance Fee Agreement
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
 [2]   State - Missing Finance Lender Information Disclosure
							B	B	B
30000429	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Borrower's Choice of Attorney Disclosure					B	B	B
30000431	2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage					B	B	B
30000715	2
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   Initial TIL Missing
[2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
[2]   State - Missing Acknowledgment of Receipt of Good Faith Estimate
[2]   State - Missing Impound Authorization Disclosure
 [2]   State - Missing Interim Interest Disclosure
							B	B	B
30000716	2	[2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)					B	B	B
30000717	2	[2] Evidence of Single Premium Credit Insurance With Disclosure					B	B	B
30000719	2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
 [2]   State - Missing Comparison of Sample Mortgage Features: Typical Mortgage
							B	B	B